CAPITAL AND TREASURY STOCK	12 Months Ended
Dec. 31, 2017
CAPITAL AND TREASURY STOCK
CAPITAL AND TREASURY STOCK

18.  CAPITAL AND TREASURY STOCK

In 2015, 2016 and 2017, US$16.5 million, US$21.6 million and US$19.6 million convertible senior notes were early converted and 244,466 shares, 330,048 shares and 318,170 shares of repurchased treasury stock were delivered to the notes holders, respectively. As of December 31, 2017, the Company had 2,929,139 shares treasury stock at total cost of US$324 million.

In September 2016, the Company completed the public offering of an aggregate of 32,775,000 ADSs, or the 2016 ADS Offering, including 4,275,000 ADSs in connection with the underwriters’ exercise of over-allotment option for an aggregate offering price of approximately US$1.5 billion. Concurrently with the 2016 ADS Offering, the Company issued ordinary shares with the respective subsidiaries of Baidu, Inc., or Baidu, and Priceline Group Inc., or Priceline at an aggregate investment amount of US$100 million and US$25 million, respectively. The issuance cost incurred for the above offerings with amount of RMB226 million was presented as reduction to the offering proceeds.